Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Penalty payable	103,708	75,613
Refundable deposits from members, current	32,204	22,026
Payable for investments and acquisitions	5,006	5,006
Payable to former shareholders of acquirees	9,838	10,997
Accrued payroll	13,194	9,114
VAT payable	6,282	5,215
Other taxes payable	3,752	3,254
Interests payable	903	1,203
Others	1,475	5,504
Third-party loans	51,787	41,394
Amounts reimbursable to employees	1,731	1,879
Total	229,880	181,205